NOTE PAYABLE - OTHER (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Notes Payable	$ 46,581	$ 86,294	$ 5,000
Knights Capital Funding [Member]
Notes Payable	$ 22,868
First US Funding [Member]
Notes Payable
On Deck Capital, Inc. [Member]
Notes Payable	$ 17,021	70,604
Celtic Bank [Member]
Notes Payable	$ 6,692	$ 15,690
A Vendor [Member]
Notes Payable			$ 5,000